Capital and reserves - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Capital and reserves
Outstanding at the beginning of the period	2,100,107	2,238,787	2,461,430
Granted during the year		77,987	80,868
Exercised during the year	(45,206)	(136,706)	(136,706)
Forfeited during the year	(74,396)	(79,961)	(166,805)
Outstanding at the end of the period	1,980,505	2,100,107	2,238,787
Exercisable at the end of the period	1,425,604	965,791	513,115
Weighted average exercise price, beginning of the period | $ / shares	$ 28.52	$ 32.36	$ 37.05
Weighted average exercise price, Granted | $ / shares		12.76	13.84
Weighted average exercise price, Exercised | $ / shares	1.03	0	0
Weighted average exercise price, ending of the period | $ / shares	25.46	28.52	32.36
Weighted average exercise price, Exercisable | $ / shares	$ 24.97	$ 29.39	$ 11.74